Offerings - Offering: 1	Aug. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	12,266,667
Proposed Maximum Offering Price per Unit	18.75
Maximum Aggregate Offering Price	$ 230,000,006.25
Fee Rate	0.01531%
Amount of Registration Fee	$ 35,213.00
Offering Note	(1) Calculated pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). The fee payable in connection with the offering (the "Offering") pursuant to the prospectus supplement with which this Calculation of Filing Fee Tables is filed has been paid in accordance with Rule 456(b) under the Securities Act. The registrant initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-289251), filed on August 5, 2025. The securities covered by this Calculation of Filing Fee Tables include 1,600,000 shares of Class A common stock that are issuable upon the underwriters' exercise of their 30-day option, granted by selling stockholders in connection with the Offering, to purchase such shares at the public offering price, less the underwriting discount. Pursuant to Rule 416 under the Securities Act, this prospectus also covers such additional shares as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments.